PREPAIDS AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
PREPAIDS AND OTHER CURRENT ASSETS
7.	PREPAIDS AND OTHER CURRENT ASSETS
Prepaids and other current assets as of March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Prepaid expenses	$17,906	$14,787
Government grant receivables	3,635	2,563
Other current assets	4,766	2,104
Total prepaids and other current assets	$26,307	$19,454

7.	PREPAIDS AND OTHER CURRENT ASSETS
Prepaids and other current assets as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Prepaid expenses	$14,787	$2,628
Government grant receivables	2,563	5,870
Other current assets	2,104	914

Total prepaids and other current assets	$19,454	$9,412